Reserve for Share-Based Payments (Details)	1 Months Ended	12 Months Ended
	Nov. 18, 2021 $ / shares shares	Jun. 30, 2022 CAD ($) shares
Reserve For Share Based Payments Details [Abstract]
Common shares		$ 2,406,732
Common shares issuance		786,243
Cancelled and reinstated shares		$ 160,000
Options granted shares (in Shares) | shares	1,269,386
Exercise price (in Dollars per share) | $ / shares	$ 7.5
Expected volatility percentage	100.00%	70.00%
Expected dividend yield percentage	0.00%
Risk-free interest rate percentage	1.47%
Forfeiture rate percentage	20.00%
Expected life	5 years
Fair value attributable		$ 7,167,552
Stock-based compensation		$ 6,084,861
Options shares cancelled (in Shares) | shares		168,897